Debt - Senior Capital Term Loan Refinancing - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Mar. 25, 2022	Sep. 30, 2021	Oct. 31, 2020	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Gain (loss) on extinguishment of term loan						$ (45,250)
Debt issuance costs						2,243	$ 4,807
Change in fair value of warrant and derivative liabilities						(15,837)
Paid-in-kind interest						10,958	$ 37,345
Senior Capital Term Loan Refinancing
Debt Instrument [Line Items]
Repayment of term loan			$ 136,713
Prepayment fee			1,500
Legal costs			31
Loan origination fees wrote off			$ 1,000
Gain (loss) on extinguishment of term loan						$ 685
Senior Capital Term Loan Refinancing | First Out Term Loan
Debt Instrument [Line Items]
Debt instrument amount	$ 20,000	$ 10,000			$ 10,000
Proceeds from loan origination fee	19,478	9,555
Reimbursement of transaction expenses on term loan	522	445
Additional fees on transaction expenses		$ 75
Transaction expenses				$ 403	$ 520
Debt issuance costs	119
Change in fair value of warrant and derivative liabilities	436
Senior Capital Term Loan Refinancing | First Out Term Loan | First Out Lender Warrant
Debt Instrument [Line Items]
Debt issuance costs	$ 562
Warrant to purchase of common stock shares issued	231,076
Warrants outstanding						0
Senior Capital Term Loan Refinancing | Last Out Term Loan
Debt Instrument [Line Items]
Debt instrument amount						$ 193
Interest payable in kind						13.00%
Payment-in-Kind fees						12.00%
Paid-in-kind interest						$ 1,500
Senior Capital Term Loan Refinancing | Last Out Term Loan | Last Out Lender Warrants
Debt Instrument [Line Items]
Debt issuance costs						$ 436
Warrant to purchase of common stock shares issued						118,700